UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BBIF Government Securities Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$219,433,865
Total Investments (Cost - $219,433,865) – 100.0%	219,433,865
Liabilities in Excess of Other Assets – (0.0)%	(11,276)
Net Assets – 100.0%	$219,422,589

BBIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $219,433,865 and 32.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2013, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BBIF GOVERNMENT SECURITIES FUND	DECEMBER 31, 2013	1

Schedule of Investments December 31, 2013 (Unaudited)	Master Government Securities LLC
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury Bills (a):
0.09%, 1/02/14	$5,000	$4,999,974
0.04% - 0.08%, 1/09/14	23,000	22,999,724
0.07% - 0.08%, 1/16/14	25,000	24,999,255
0.00% - 0.07%, 1/23/14	73,900	73,899,679
0.04% - 0.05%, 3/06/14	49,785	49,780,817
0.05%, 3/13/14	20,000	19,998,250
0.06%, 4/10/14	2,600	2,599,549
0.09% - 0.13%, 4/24/14	14,200	14,194,673
0.08%, 5/08/14	15,000	14,995,733
0.09%, 5/15/14	14,500	14,494,970
0.10%, 6/05/14	19,000	18,991,767
0.09%, 6/19/14	27,000	26,988,525
0.09%, 7/03/14	30,000	29,986,552
US Treasury Notes:
0.25% - 1.75%, 1/31/14	8,372	8,377,204
0.25%, 2/28/14	9,000	9,001,250
1.25%, 4/15/14	15,000	15,049,133
0.25%, 4/30/14	20,950	20,957,586
1.00%, 5/15/14	3,600	3,611,460
0.25%, 5/31/14	8,000	8,004,544
0.63%, 7/15/14	9,357	9,381,960

Total US Treasury Obligations — 57.9%		393,312,605

Repurchase Agreements

Barclays Capital, Inc., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $26,000,014, collateralized by a US Treasury Note, 1.25%, due 11/30/18, original par and fair value of $27,040,500 and $26,520,040, respectively)	26,000	26,000,000

Total Value of Barclays Capital, Inc. (collateral value of $26,520,040)		26,000,000

BNP Paribas Securities Corp., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $15,000,042, collateralized by a US Treasury Note, 0.63%, due 8/15/16, original par and fair value of $15,259,600 and $15,300,095, respectively)	15,000	15,000,000

Repurchase Agreements	Par (000)	Value

BNP Paribas Securities Corp., 0.07%, 1/07/14 (Purchased on 12/31/13 to be repurchased at $10,001,361, collateralized by a US Treasury Note, 1.00%, due 8/31/16, original par and fair value of $10,071,700 and $10,200,065, respectively)	$10,000	$10,000,000

Total Value of BNP Paribas Securities Corp. (collateral value of $25,500,160)		25,000,000

Citigroup Global Markets, Inc., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $25,000,014, collateralized by various US Treasury Obligations, 0.50% to 2.00%, due 10/15/14 to 1/31/16, original par and fair value of $24,936,500 and $25,500,033, respectively)	25,000	25,000,000

Total Value of Citigroup Global Markets, Inc. (collateral value of $25,500,033)		25,000,000

Credit Suisse Securities (USA) LLC, 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $25,000,007, collateralized by a US Treasury Note, 1.75%, due 1/31/14, original par and fair value of $25,285,000 and $25,500,576, respectively)	25,000	25,000,000

Total Value of Credit Suisse Securities (USA) LLC. (collateral value of $25,500,576)		25,000,000

Deutsche Bank Securities, Inc., 0.07%, 1/07/14 (Purchased on 12/02/13 to be repurchased at $13,000,910, collateralized by various US Treasury Notes, 0.63% to 1.75%, due 9/30/17 to 5/15/23, original par and fair value of $14,638,800 and $13,260,042, respectively) (b)	13,000	13,000,000

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2013	1

Schedule of Investments (continued)	Master Government Securities LLC
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities, Inc., 0.02%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $10,000,011, collateralized by a US Treasury Note, 1.75%, due 5/15/23, original par and fair value of $11,260,600 and $10,200,006, respectively)	$10,000	$10,000,000

Total Value of Deutsche Bank Securities, Inc. (collateral value of $23,460,048)		23,000,000

Goldman Sachs & Co., 0.06%, 1/07/14 (Purchased on 12/03/13 to be repurchased at $18,001,050, collateralized by a US Treasury Note, 0.13%, due 4/15/18, original par and fair value of $17,807,200 and $18,360,075, respectively) (b)	18,000	18,000,000

Total Value of Goldman Sachs & Co. (collateral value of $18,360,075)		18,000,000

HSBC Securities (USA), Inc., 0.02%, 1/07/14 (Purchased on 12/31/13 to be repurchased at $25,000,097, collateralized by a US Treasury Note, 1.38%, due 7/31/18, original par and fair value of $25,600,000 and $25,544,363, respectively)	25,040	25,040,000

Total Value of HSBC Securities (USA) Inc. (collateral value of $25,544,363)		25,040,000

J.P. Morgan Securities LLC, 0.00%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $18,000,001, collateralized by a US Treasury Note, 0.63%, due 8/15/16, original par and fair value of $18,315,000 and $18,363,603, respectively)	18,000	18,000,000

Total Value of J.P. Morgan Securities LLC (collateral value of $18,363,603)		18,000,000

Repurchase Agreements	Par (000)	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $25,000,007, collateralized by a US Treasury Note, 1.25%, 7/15/20, original par and fair value of $22,110,800 and $25,500,073, respectively)	$25,000	$25,000,000

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $25,500,073)		25,000,000

Mizuho Securities USA, Inc., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $18,637,010, collateralized by various US Treasury Obligations, 0.00%, due 1/23/14 to 2/15/43, original par and fair value of $40,643,029 and $19,009,796, respectively)	18,637	18,637,000

Total Value of Mizuho Securities USA, Inc. (collateral value of $19,009,796)		18,637,000

Morgan Stanley & Co. LLC, 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $20,000,011, collateralized by various US Treasury Obligations, 2.75% to 8.00%, due 11/15/21 to 11/15/40, original par and fair value of $18,145,700 and $20,400,025, respectively)	20,000	20,000,000

Total Value of Morgan Stanley & Co. LLC (collateral value of $20,400,025)		20,000,000

RBC Capital Markets, LLC, 0.00%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $20,000,000, collateralized by a US Treasury Note, 3.75%, due 11/15/18, original par and fair value of $18,489,000 and $20,400,008, respectively)	20,000	20,000,000

Total Value of RBC Securities, Inc. (collateral value of $20,400,008)		20,000,000

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2013	2

Schedule of Investments (concluded)	Master Government Securities LLC
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

UBS Securities LLC, 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $25,000,014, collateralized by various US Treasury Obligations, 0.13% to 2.50%, due 7/15/14 to 2/15/43, original par and fair value of $26,258,100 and $25,500,081, respectively)	$25,000	$25,000,000

Total Value of UBS Securities LLC (collateral value of $25,500,081)		25,000,000

Total Repurchase Agreements — 43.2%		293,677,000

		Value

Total Investments (Cost — $686,989,605*) — 101.1%		$686,989,605
Liabilities in Excess of Other Assets — (1.1)%		(7,429,630)
________________
Net Assets — 100.0%		$679,559,975

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
US Treasury Obligations	—	$393,312,605	—	$393,312,605
Repurchase Agreements	—	293,677,000	—	293,677,000
Total	—	$686,989,605	—	$686,989,605

The carrying amount for certain of the Master LLC's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $474 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2013	3

Item 2 –	Controls and Procedures
2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 24, 2014